INVESTMENTS IN TRADING SECURITIES - Schedule of Gains and Losses on Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Unrealized	$ 257,384	$ 104,740	$ 368,507
Total investments	360,754	523,504	1,346,699
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Realized	354,811	559,850	931,440
Unrealized	(148,456)	227,653	385,076
Non-Marketable Debt Securities - Level 2 [Member] | Private bonds [Member]
Schedule of Investments [Line Items]
Total investments	(20,980)	11,720	937
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Realized	0	(275,719)	0
Unrealized	$ 175,376	$ 0	$ 29,246